Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of the beginning of the year	$ 2,397	$ 1,473
Increases related to prior year tax positions	327	0
Increase related to current year tax positions	1,251	924
Unrecognized tax benefits as of the end of the year	$ 3,975	$ 2,397